Expense Example - FidelitySAIInflation-FocusedFund-PRO - FidelitySAIInflation-FocusedFund-PRO - Fidelity SAI Inflation-Focused Fund - Fidelity SAI Inflation-Focused Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493